Quarterly portfolio holdings
John Hancock
CQS Multi Asset Credit Fund
Closed-end alternative
July 31, 2026
Manulife, Manulife Investments, Stylized M Design, and Manulife Investments & Stylized M Design are trademarks of The Manufacturers Life Insurance Company and John Hancock and the Stylized John Hancock Design are trademarks of John Hancock Life Insurance Company (U.S.A.). Each are used by it and by its affiliates under license.

Consolidated Fund’s investments

As of 7-31-26 (unaudited)
	Rate (%)	Maturity date		Par value^	Value
Corporate bonds 32.3%					$27,392,734
(Cost $27,133,625)
Communication services 1.3%					1,063,777
Diversified telecommunication services 0.1%
Ziggo Bond Company BV	3.375	02-28-30	EUR	122,000	118,575
Media 1.0%
Arqiva Broadcast Finance PLC	8.625	07-01-30	GBP	201,000	242,907
Eutelsat Communications SACA	5.750	03-15-31	EUR	105,000	123,104
Virgin Media O2 Vendor Financing Notes V DAC	7.875	03-15-32	GBP	500,000	454,355
Wireless telecommunication services 0.2%
Vmed O2 UK Financing I PLC	5.625	04-15-32	EUR	125,000	124,836
Consumer discretionary 3.1%					2,632,446
Diversified consumer services 0.2%
Kapla Holding SAS (3 month EURIBOR + 3.000%) (A)	5.199	04-30-33	EUR	115,000	133,283
Hotels, restaurants and leisure 2.0%
888 Acquisitions, Ltd. (3 month EURIBOR + 5.500%) (A)	7.931	07-15-28	EUR	124,000	144,574
888 Acquisitions, Ltd.	10.750	05-15-30	GBP	100,000	140,673
Banijay Gaming SAS	5.125	12-10-31	EUR	105,000	122,418
Pinnacle Bidco PLC	10.000	10-11-28	GBP	139,000	193,894
Punch Finance PLC	7.875	12-30-30	GBP	100,000	139,218
Stonegate Pub Company Financing PLC	10.750	07-31-29	GBP	620,000	849,143
TVL Finance PLC	10.250	04-28-28	GBP	100,000	127,331
Household durables 0.2%
Miller Homes Group Finco PLC	7.000	05-15-29	GBP	142,000	190,133
Textiles, apparel and luxury goods 0.7%
CT Investment GmbH	6.375	04-15-30	EUR	500,000	591,779
Consumer staples 1.3%					1,111,936
Consumer staples distribution and retail 1.2%
Bellis Acquisition Company PLC	8.125	05-14-30	GBP	193,000	243,680
Iceland Bondco PLC	6.625	08-15-33	EUR	100,000	115,271
Market Bidco Finco PLC	8.750	01-31-31	GBP	500,000	663,662
Food products 0.1%
Sigma Holdco BV	8.625	04-15-31	EUR	100,000	89,323
Financials 21.1%					17,919,243
Banks 7.9%
Bank of Cyprus Holdings PLC (11.875% to 12-21-28, then 5 Year EURIBOR ICE Swap Rate + 9.126%) (B)	11.875	06-21-28	EUR	200,000	258,336
Bank of Montreal (6.875% to 11-26-30, then 5 Year CMT + 2.976%)	6.875	11-26-85		500,000	502,977
Banque Internationale a Luxembourg SA (7.250% to 3-7-31, then 5 Year EURIBOR ICE Swap Rate + 5.111%) (B)	7.250	09-07-30	EUR	600,000	727,174
Barclays PLC (8.500% to 12-15-30, then 5 Year British Pound Swap Rate + 4.881%) (B)	8.500	06-15-30	GBP	500,000	713,974
Barclays PLC (9.625% to 6-15-30, then 5 Year SOFR ICE Swap Rate + 5.775%) (B)	9.625	12-15-29		469,000	516,690
CCF Holding SAS (9.250% to 12-12-29, then 5 Year Euro Swap Rate + 6.631%) (B)	9.250	06-12-29	EUR	400,000	506,168
Close Brothers Group PLC (11.125% to 5-29-29, then 5 Year United Kingdom Gilt Rate + 7.039%) (B)	11.125	11-29-28	GBP	500,000	716,649
MBH Bank Nyrt (5.250% to 1-29-29, then 3 month EURIBOR + 3.000%)	5.250	01-29-30	EUR	607,000	700,888
Royal Bank of Canada (6.750% to 8-24-30, then 5 Year CMT + 2.815%)	6.750	08-24-85		500,000	506,781
Societe Generale SA (5.375% to 11-18-30, then 5 Year CMT + 4.514%) (B)	5.375	11-18-30		582,000	552,715
The Bank of Nova Scotia (7.350% to 4-27-30, then 5 Year CMT + 2.903%)	7.350	04-27-85		500,000	515,671
The Toronto-Dominion Bank (7.250% to 7-31-29, then 5 Year CMT + 2.977%)	7.250	07-31-84		500,000	515,284
Capital markets 4.5%
Deutsche Bank AG (7.125% to 4-30-31, then 5 Year EURIBOR ICE Swap Rate + 4.600%) (B)	7.125	10-30-30	EUR	600,000	728,854
Investec PLC (10.500% to 2-28-30, then 5 Year United Kingdom Gilt Rate + 6.566%) (B)	10.500	08-28-29	GBP	552,000	815,003
1	JOHN HANCOCK CQS MULTI ASSET CREDIT FUND | QUARTERLY REPORT	SEE NOTES TO CONSOLIDATED FUND’S INVESTMENTS

	Rate (%)	Maturity date		Par value^	Value
Financials (continued)
Capital markets (continued)
Thulite SA (C)	10.821	07-04-44	EUR	2,000,000	$2,259,251
Consumer finance 0.8%
PRA Group Europe Holding II Sarl	6.250	09-30-32	EUR	450,000	512,050
PRA Group, Inc. (D)	8.875	01-31-30		156,000	160,626
Financial services 5.8%
Aareal Bank AG (9.875% to 7-31-30, then 5 Year CMT + 5.068%) (B)	9.875	07-31-30		600,000	639,777
Burford Capital Global Finance LLC (D)	9.250	07-01-31		293,000	285,635
Deutsche Pfandbriefbank AG (7.125% to 10-4-30, then 5 Year EURIBOR ICE Swap Rate + 4.859%)	7.125	10-04-35	EUR	500,000	554,667
Deutsche Pfandbriefbank AG (5 Year EURIBOR ICE Swap Rate + 5.383%) (A)(B)	8.474	04-28-28	EUR	600,000	595,025
ION Platform Finance Sarl	6.500	09-30-30	EUR	500,000	490,081
Kane Bidco, Ltd.	7.750	07-15-31	GBP	500,000	679,085
OSB Group PLC (7.750% to 5-25-31, then 5 Year United Kingdom Gilt Rate + 3.801%) (B)	7.750	11-25-30	GBP	500,000	670,680
Paragon Banking Group PLC (7.500% to 8-5-33, then 5 Year United Kingdom Gilt Rate + 3.198%) (B)	7.500	02-05-33	GBP	297,000	392,845
Sherwood Financing PLC	9.625	12-15-29	GBP	469,000	640,669
Insurance 2.1%
Convex Group, Ltd. (6.500% to 1-21-36, then 5 Year CMT + 3.361%)	6.500	01-21-46		500,000	489,354
Lancashire Holdings, Ltd. (5.625% to 9-18-31, then 5 Year CMT + 5.080%)	5.625	09-18-41		500,000	485,980
RL Finance Bonds No.6 PLC (10.125% to 11-25-33, then 5 Year United Kingdom Gilt Rate + 6.344%) (B)	10.125	05-25-33	GBP	500,000	786,354
Health care 3.3%					2,787,885
Biotechnology 1.2%
Cidron Aida Finco Sarl	7.000	10-27-31	EUR	362,000	397,645
Cidron Aida Finco Sarl	9.125	10-27-31	GBP	138,000	178,248
Grifols SA	7.500	05-01-30	EUR	371,692	446,161
Health care providers and services 0.2%
Ephios Subco 3 Sarl	7.875	01-31-31	EUR	100,000	120,896
Pharmaceuticals 1.9%
Cheplapharm Arzneimittel GmbH	6.750	02-15-32	EUR	1,100,000	1,273,429
LSF12 Pillar Investments US, Inc.	5.750	05-15-33	EUR	114,000	130,399
Neopharmed Gentili SpA (3 month EURIBOR + 3.250%) (A)	5.543	06-29-33	EUR	103,000	119,021
Nidda Healthcare Holding GmbH (3 month EURIBOR + 3.250%) (A)	5.533	10-15-32	EUR	106,000	122,086
Industrials 0.9%					747,171
Commercial services and supplies 0.9%
Albion Financing 1 Sarl	5.375	05-21-30	EUR	100,000	118,455
BCP V Modular Services Finance II PLC	6.125	11-30-28	GBP	500,000	628,716
Materials 0.7%					588,103
Chemicals 0.7%
Maxam Prill Sarl	6.000	07-15-30	EUR	500,000	588,103
Real estate 0.6%					542,173
Real estate management and development 0.6%
CPI Property Group SA (7.500% to 6-24-31, then 5 Year EURIBOR ICE Swap Rate + 5.232% to 6-24-36, then 5 Year EURIBOR ICE Swap Rate + 5.482% to 6-24-46, then 5 Year EURIBOR ICE Swap Rate + 6.232%) (B)	7.500	03-26-31	EUR	100,000	103,924

CPI Property Group SA (8.500% to 1-24-32, then 5 Year EURIBOR ICE Swap Rate + 6.443% to 1-24-37, then 5 Year EURIBOR ICE Swap Rate + 6.693% to 1-24-47, then 5 Year EURIBOR ICE Swap Rate + 7.443%) (B)	8.500	10-26-31	EUR	406,000	438,249
SEE NOTES TO CONSOLIDATED FUND’S INVESTMENTS	JOHN HANCOCK CQS MULTI ASSET CREDIT FUND | QUARTERLY REPORT	2

	Rate (%)	Maturity date		Par value^	Value

Term loans (E) 9.9%					$8,451,237
(Cost $8,666,087)
Communication services 0.9%					727,051
Entertainment 0.2%
International Entertainment JJCO US LLC, USD 1st Lien Term Loan B (3 month CME Term SOFR + 3.000%)	6.823	04-29-32		99,004	98,922
Oak-Eagle Acquireco, Inc., USD Term Loan B (F)	TBD	03-24-33		39,853	40,058
Playtika Holding Corp., 2021 Term Loan B1 (1 month CME Term SOFR + 2.750%)	6.595	03-13-28		47,990	46,943
Interactive media and services 0.1%
MH Sub I LLC, 2023 Term Loan (1 month CME Term SOFR + 4.250%)	7.981	05-03-28		45,479	44,048
Media 0.6%
DIRECTV Financing LLC, 2026 Term Loan B (3 month CME Term SOFR + 4.500%)	8.323	08-02-29		396,419	398,513
Nexstar Media, Inc., 2025 Term Loan B5 (1 month CME Term SOFR + 2.500%)	6.231	06-28-32		99,000	98,567
Consumer discretionary 3.0%					2,530,006
Hotels, restaurants and leisure 0.3%
Pioneer Opco LLC, Term Loan B (1 month CME Term SOFR + 3.250%)	6.999	05-16-33		30,668	30,833
Station Casinos LLC, 2024 Term Loan B (1 month CME Term SOFR + 2.000%)	5.731	03-14-31		249,362	249,552
Household durables 0.1%
American Greetings Corp., 2026 Term Loan B (1 month CME Term SOFR + 5.000%)	8.731	01-08-32		32,063	31,743
Leisure products 0.1%
Recess Holdings, Inc., 2025 Repriced Term Loan (3 month CME Term SOFR + 3.750%)	7.560	02-20-30		107,194	106,993
Specialty retail 1.3%
PetSmart LLC, 2025 USD Term Loan B (1 month CME Term SOFR + 4.000%)	7.724	08-18-32		491,105	491,842
Restoration Hardware, Inc., Term Loan B (1 month CME Term SOFR + 2.500%)	6.345	10-20-28		182,432	177,872
Victra Holdings LLC, 2025 Term Loan B (3 month CME Term SOFR + 3.750%)	7.482	03-29-29		451,547	446,187
Textiles, apparel and luxury goods 1.2%
Breitling Financing Sarl, 2021 EUR Term Loan B (6 month EURIBOR + 3.900%)	6.496	10-25-28	EUR	1,000,000	994,984
Consumer staples 1.0%					830,232
Food products 1.0%
Alltech, Inc., 2025 Term Loan (1 month CME Term SOFR + 4.250%)	8.095	08-13-30		492,481	494,121
Froneri US, Inc., 2024 USD Term Loan B4 (6 month CME Term SOFR + 2.250%)	6.204	09-30-31		227,381	225,951
Nourish Buyer I, Inc., 2026 Repriced Term Loan B (3 month CME Term SOFR + 4.000%)	7.763	07-09-32		99,501	99,936
Primary Products Finance LLC, 2024 1st Lien Term Loan B (3 month CME Term SOFR + 3.250%)	7.002	04-01-29		10,234	10,224
Energy 0.0%					45,780
Oil, gas and consumable fuels 0.0%
EG America LLC, 2026 Term Loan B (3 month CME Term SOFR + 3.250%)	6.916	02-10-31		45,652	45,780
Financials 1.7%					1,477,284
Capital markets 0.1%
Sedgwick Claims Management Services, Inc., 2023 Term Loan B (1 month CME Term SOFR + 2.500%)	6.231	07-31-31		107,857	107,071
Consumer finance 0.5%
NorthAB LLC, 2025 Repriced Term Loan B (3 month CME Term SOFR + 2.500%)	6.232	11-23-28		447,137	417,018
Financial services 0.4%
First Eagle Holdings, Inc., Term Loan (3 month CME Term SOFR + 3.500%)	7.232	08-16-32		334,611	334,574
Insurance 0.7%
Acrisure LLC, 2024 1st Lien Term Loan B6 (1 month CME Term SOFR + 3.000%)	6.731	11-06-30		349,354	319,135
Asurion LLC, 2025 Term Loan B13 (3 month CME Term SOFR + 4.250%)	8.073	09-19-30		307,231	299,486
Health care 0.1%					87,528
Health care equipment and supplies 0.1%
Hopper Merger Sub, Inc., 2026 USD Term Loan B (3 month CME Term SOFR + 2.250%)	5.995	04-07-33		89,037	87,528
3	JOHN HANCOCK CQS MULTI ASSET CREDIT FUND | QUARTERLY REPORT	SEE NOTES TO CONSOLIDATED FUND’S INVESTMENTS

	Rate (%)	Maturity date		Par value^	Value
Industrials 2.7%					$2,317,336
Aerospace and defense 0.0%
TransDigm, Inc., 2026 Term Loan N (1 month CME Term SOFR + 2.500%)	6.231	02-13-33		4,857	4,862
Air freight and logistics 0.0%
Echo Global Logistics, Inc., 2026 1st Lien Incremental Term Loan (1 month CME Term SOFR + 4.500%)	8.231	11-23-28		23,082	22,784
Commercial services and supplies 1.0%
Allied Universal Holdco LLC, 2025 USD Term Loan B (1 month CME Term SOFR + 3.250%)	6.981	08-20-32		99,250	99,505
HomeServe USA Holding Corp., 2024 Term Loan B (1 month CME Term SOFR + 2.000%)	5.670	10-21-30		488,750	486,795
Prime Security Services Borrower LLC, 2025 Incremental Term Loan B (1 month CME Term SOFR + 1.750%)	5.414	03-07-32		247,494	245,053
TruGreen LP, 2020 Term Loan (3 month CME Term SOFR + 4.000%)	7.766	11-02-27		54,807	51,518
Construction and engineering 0.6%
Flynn Canada, Ltd., Term Loan B (1 month CME Term SOFR + 4.500%)	8.345	07-31-28		470,199	471,374
Ground transportation 0.1%
Beacon Mobility Corp., 2026 Delayed Draw Term Loan (3 month CME Term SOFR + 2.750%)	6.530	08-06-30		3,392	3,395
Beacon Mobility Corp., 2026 Term Loan (3 month CME Term SOFR + 2.750%)	6.482	08-06-30		68,799	68,864
Machinery 0.6%
Brown Group Holding LLC, 2022 Incremental Term Loan B2 (1 and 3 month CME Term SOFR + 2.500%)	6.216	07-01-31		22,218	22,263
Brown Group Holding LLC, Term Loan B (1 month CME Term SOFR + 2.500%)	6.231	07-01-31		491,146	492,271
Professional services 0.4%
Grant Thornton Advisors LLC, 2025 Term Loan B (1 month CME Term SOFR + 2.750%)	6.481	06-02-31		187,362	176,139
SS&C Technologies, Inc., 2024 Term Loan B8 (1 month CME Term SOFR + 2.000%)	5.731	05-09-31		172,734	172,513
Information technology 0.4%					364,656
Software 0.4%
McAfee Corp., 2024 USD 1st Lien Term Loan B (1 month CME Term SOFR + 3.000%)	6.731	03-01-29		342,004	308,416
Sonicwall US Holdings, Inc., 2026 FL10 Term Loan (3 month CME Term SOFR + 7.500%)	11.245	04-26-30		12,696	12,696
Sonicwall US Holdings, Inc., 2026 FL20 Term Loan 1 (3 month CME Term SOFR + 5.000%)	8.745	04-26-30		119,299	43,544
Materials 0.1%					71,364
Chemicals 0.0%
Bond US Bidco 1, Inc., USD Term Loan B (3 month CME Term SOFR + 3.500%)	7.244	06-29-33		11,501	11,546
Containers and packaging 0.1%

Sword Purchaser LLC, USD Term Loan B (1 month CME Term SOFR + 4.000%)	7.731	04-11-33		62,206	59,818

Collateralized mortgage obligations 8.8%					$7,436,837
(Cost $7,276,483)
U.S. Government Agency 8.8%					7,436,837
FARM Mortgage Trust
Series 2024-2, Class B (D)(G)	5.549	08-01-54		2,712,289	2,367,671
Federal Home Loan Mortgage Corp.
Series 2020-DNA1, Class B2 (30 day Average SOFR + 5.364%) (A)(D)	8.981	01-25-50		1,750,000	1,941,816

Series 2021-DNA2, Class B2 (30 day Average SOFR + 6.000%) (A)(D)	9.616	08-25-33		2,500,000	3,127,350
Asset-backed securities 19.0%					$16,168,019
(Cost $15,411,253)
Asset-backed securities 19.0%					16,168,019
Ares European CLO XIII DAC
Series 13X, Class E (3 month EURIBOR + 6.350%) (A)	8.835	07-20-32	EUR	2,850,000	3,320,187
Blackrock European CLO III DAC
Series 3X, Class ER (3 month EURIBOR + 6.130%) (A)	8.615	07-19-35	EUR	2,000,000	2,306,486
Cairn CLO XII DAC
Series 2020-12X, Class FR (3 month EURIBOR + 9.240%) (A)	11.671	07-15-34	EUR	1,500,000	1,608,231
FIGRE Trust
Series 2023-HE2, Class CE (D)(G)	4.797	05-25-53		1,288,382	1,645,478
Harvest CLO XXIX DAC
Series 29A, Class ER (3 month EURIBOR + 6.270%) (A)(D)	8.701	07-15-37	EUR	2,860,000	3,270,833
SEE NOTES TO CONSOLIDATED FUND’S INVESTMENTS	JOHN HANCOCK CQS MULTI ASSET CREDIT FUND | QUARTERLY REPORT	4

	Rate (%)	Maturity date		Par value^	Value
Asset-backed securities (continued)
Providus CLO V DAC
Series 5A, Class ER (3 month EURIBOR + 5.200%) (A)(D)	7.483	11-15-39	EUR	2,400,000	$2,768,362
Voya Euro CLO II DAC
Series 2X, Class ER (3 month EURIBOR + 6.020%) (A)	8.451	07-15-35	EUR	1,100,000	1,248,442

	Yield (%)	Shares	Value
Short-term investments 6.0%			$5,049,026
(Cost $5,049,026)
Short-term funds 6.0%			5,049,026
State Street Institutional U.S. Government Money Market Fund, Premier Class	3.6047(H)	5,049,026	5,049,026

Total investments (Cost $63,536,474) 76.0%	$64,497,853
Other assets and liabilities, net 24.0%	20,410,181
Total net assets 100.0%	$84,908,034

The percentage shown for each investment category is the total value of the category as a percentage of the net assets of the fund.
^All par values are denominated in U.S. dollars unless otherwise indicated.
Currency Abbreviations
EUR	Euro
GBP	Pound Sterling

Security Abbreviations and Legend
CME	CME Group Published Rates
CMT	Constant Maturity Treasury
EURIBOR	Euro Interbank Offered Rate
ICE	Intercontinental Exchange
SOFR	Secured Overnight Financing Rate
(A)	Variable rate obligation. The coupon rate shown represents the rate at period end.
(B)	Perpetual bonds have no stated maturity date. Date shown as maturity date is next call date.
(C)	Security is valued using significant unobservable inputs and is classified as Level 3 in the fair value hierarchy.
(D)	This security is exempt from registration under Rule 144A of the Securities Act of 1933. Such securities may be resold, normally to qualified institutional buyers, in transactions exempt from registration. Rule 144A securities amounted to $15,567,771 or 18.3% of the fund’s net assets as of 7-31-26.
(E)	Term loans are variable rate obligations. The rate shown represents the rate at period end.
(F)	This position represents an unsettled loan commitment at period end. Certain details associated with this purchase are not known prior to the settlement date, including coupon rate, which is disclosed as TBD (To Be Determined).
(G)	Variable or floating rate security, the interest rate of which adjusts periodically based on a weighted average of interest rates and prepayments on the underlying pool of assets. The interest rate shown is the current rate as of period end.
(H)	The rate shown is the annualized seven-day yield as of 7-31-26.
The fund had the following country composition as a percentage of net assets on 7-31-26:
United States	49.6%
Ireland	17.6%
United Kingdom	10.7%
Luxembourg	8.2%
Germany	5.3%
Canada	3.0%
France	1.7%
South Africa	1.0%
Other countries	2.9%
TOTAL	100.0%
5	JOHN HANCOCK CQS MULTI ASSET CREDIT FUND | QUARTERLY REPORT	SEE NOTES TO CONSOLIDATED FUND’S INVESTMENTS

DERIVATIVES
FORWARD FOREIGN CURRENCY CONTRACTS
Contract to buy		Contract to sell		Counterparty (OTC)	Contractual settlement date	Unrealized appreciation	Unrealized depreciation
USD	1,550,164	EUR	1,355,000	SSB	8/13/2026	—	$(12,908)
USD	42,351,432	EUR	37,000,000	SSB	8/24/2026	—	(348,897)
USD	402,382	GBP	300,000	SSB	8/13/2026	—	(1,938)
USD	13,459,077	GBP	10,000,000	SSB	8/24/2026	—	(18,161)
						—	$(381,904)

Derivatives Currency Abbreviations
EUR	Euro
GBP	Pound Sterling
USD	U.S. Dollar

Derivatives Abbreviations
OTC	Over-the-counter
SSB	State Street Bank and Trust Company
SEE NOTES TO CONSOLIDATED FUND’S INVESTMENTS	JOHN HANCOCK CQS MULTI ASSET CREDIT FUND | QUARTERLY REPORT	6

Notes to Consolidated Fund’s investments (unaudited)
Security valuation. Investments are stated at value as of the scheduled close of regular trading on the New York Stock Exchange (NYSE), normally at 4:00 P.M., Eastern Time. In case of emergency or other disruption resulting in the NYSE not opening for trading or the NYSE closing at a time other than the regularly scheduled close, the net asset value (NAV) may be determined as of the regularly scheduled close of the NYSE pursuant to the Valuation Policies and Procedures of the Advisor, John Hancock Investment Management LLC, the fund’s valuation designee.
In order to value the securities, the fund uses the following valuation techniques: Debt obligations are typically valued based on evaluated prices provided by an independent pricing vendor. Independent pricing vendors utilize matrix pricing, which takes into account factors such as institutional-size trading in similar groups of securities, yield, quality, coupon rate, maturity, type of issue, trading characteristics and other market data, as well as broker supplied prices. Investments by the fund in open-end mutual funds are valued at their respective NAVs each business day. Forward foreign currency contracts are valued at the prevailing forward rates which are based on foreign currency exchange spot rates and forward points supplied by an independent pricing vendor. Foreign securities and currencies are valued in U.S. dollars based on foreign currency exchange rates supplied by an independent pricing vendor.
Other portfolio securities and assets, for which reliable market quotations are not readily available, are valued at fair value as determined in good faith by the Pricing Committee following procedures established by the Advisor and adopted by the Board of Trustees. The frequency with which these fair valuation procedures are used cannot be predicted and fair value of securities may differ significantly from the value that would have been used had a ready market for such securities existed.
The fund uses a three tier hierarchy to prioritize the pricing assumptions, referred to as inputs, used in valuation techniques to measure fair value. Level 1 includes securities valued using quoted prices in active markets for identical securities, including registered investment companies. Level 2 includes securities valued using other significant observable inputs. Observable inputs may include quoted prices for similar securities, interest rates, prepayment speeds and credit risk. Prices for securities valued using these inputs are received from independent pricing vendors and brokers and are based on an evaluation of the inputs described. Level 3 includes securities valued using significant unobservable inputs when market prices are not readily available or reliable, including the Advisor’s assumptions in determining the fair value of investments. Factors used in determining value may include market or issuer specific events or trends, changes in interest rates and credit quality. The inputs or methodology used for valuing securities are not necessarily an indication of the risks associated with investing in those securities. Changes in valuation techniques and related inputs may result in transfers into or out of an assigned level within the disclosure hierarchy.
The following is a summary of the values by input classification of the Consolidated Fund’s investments as of July 31, 2026, by major security category or type:
	Total value at 7-31-26	Level 1 quoted price	Level 2 significant observable inputs	Level 3 significant unobservable inputs

Investments in securities:
Assets
Corporate bonds	$27,392,734	—	$25,133,483	$2,259,251
Term loans	8,451,237	—	8,451,237	—
Collateralized mortgage obligations	7,436,837	—	7,436,837	—
Asset-backed securities	16,168,019	—	16,168,019	—
Short-term investments	5,049,026	$5,049,026	—	—
Total investments in securities	$64,497,853	$5,049,026	$57,189,576	$2,259,251
Derivatives:
Liabilities
Forward foreign currency contracts	$(381,904)	—	$(381,904)	—
The following is a reconciliation of Level 3 assets for which significant unobservable inputs were used to determine fair value.
Corporate bonds
Balance as of 10-31-25	$2,260,347
Purchases	—
Sales	—
Realized gain (loss)	—
Net amortization of (premium) discount	—
Change in net unrealized appreciation (depreciation)	(1,096)
Balance as of 7-31-26	$2,259,251
Change in unrealized appreciation (depreciation) at period end[1]	$(1,096)

[1]	Change in unrealized appreciation (depreciation) attributable to Level 3 securities held at period end.
The valuation techniques and significant amounts of unobservable inputs used in the fair value measurement of the fund’s Level 3 securities are outlined in the table below.
	Fair Value at 7-31-26	Valuation technique	Significant unobservable inputs	Input/Range*	Input weighted average*
Corporate bonds	$2,259,251	Market approach	Bid-ask spread	EUR -0.75	EUR -0.75

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*A weighted average is an average in which each input in the grouping is assigned a weighting before summing to a single average value. The weighting of the input is determined based on a security’s fair value as a percentage of the total fair value.
A change to unobservable inputs of the fund’s Level 3 securities as of July 31, 2026 could have resulted in changes to the fair value measurement, as follows:
Significant Unobservable Input	Impact to Valuation if input had increased	Impact to Valuation if input had decreased
Bid-ask spread	Variable	Variable
For additional information on the fund’s significant accounting policies and risks, please refer to the fund’s most recent semiannual or annual shareholder report and prospectus.
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